UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  March 31, 2006
                  Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds Trust, is comprised of:
         Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
     QUANTITY/PAR (NAME OF ISSUER                                                                      MARKET VALUE (1)
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.9%) (2)

   ESCROWED TO MATURITY / PREREFUNDED (5.2%)
           25,000  Orange Co.  School Board C.O.P. Series 1997-A, 5.375%, 8/1/22                                 25,469
           20,000  Pinellas Co. Swr. Rev. Series 1998 (FGIC Insured), 5.00%, 10/1/24                             20,680
           20,000  Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27                         20,337
                   Tampa Rev. Allegany Hlth. Sys.:
           50,000    Series 1993 (St. Anthony Hosp. Proj.), 5.125%, 12/1/15                                      50,321
           75,000    Series 1993 (St. Joseph's Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23                      75,482
                                                                                                      -----------------
                                                                                                                192,289
                                                                                                      -----------------
   HOSPITAL / HEALTH CARE (8.9%)
           50,000  Collier Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2004
                     (Naples Cmnty. Hosp. Inc. Proj.), 4.65%, 10/1/34                                            50,618
                   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
           50,000    5.125%, 10/1/14                                                                             51,189
           65,000    5.125%, 10/1/19                                                                             66,341
                   Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
           25,000    5.25%, 10/1/10                                                                              26,077
           50,000    5.50%, 10/1/14                                                                              52,297
           80,000  South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc.
                     Proj.), 5.50%, 10/1/13                                                                      85,103
                                                                                                      -----------------
                                                                                                                331,625
                                                                                                      -----------------
   INDUSTRIAL  / POLLUTION CONTROL (2.2%)
           50,000  Hillsborough Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 2002
                     (Tampa Electric Co. Proj.), 5.50%, 10/1/23                                                  52,170
           30,000  Jacksonville Pollution Ctrl. Rev. Ref. Series 1996 (Anheuser-Busch Proj.),
                     5.70%, 8/1/31                                                                               30,336
                                                                                                      -----------------
                                                                                                                 82,506
                                                                                                      -----------------
   GENERAL OBLIGATION (0.7%)
           25,000  State Board of Educ. Cap. Outlay G.O. Ref. Series 1989, 5.00%, 6/1/24                         25,021
                                                                                                      -----------------

   INSURED (44.2%)
           50,000  Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.) (Ambac
                     insured), 5.55%, 10/1/51,059
           60,000  Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater
                     Proj.) (ACA insured), 5.40%, 5/1/13                                                         61,655
           45,000  Cocoa Cap. Impt. Rev. Series 1998 (MBIA Insured), 5.00%, 10/1/22                              46,240
           40,000  Dade Co. Sch. Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/17                           40,459
                1  Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                         1
          150,000  Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%,
                     10/1/35                                                                                    152,133
           45,000  FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%,
                     8/1/17                                                                                      45,320
           50,000  FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.) (Ambac insured),
                     5.75%, 10/1/30                                                                              52,514
          100,000  Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys.
                     Proj.) (ACA insured), 5.00%, 4/1/12                                                        101,784
           90,000  Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa
                     Proj.) (Radian insured), 5.75%, 4/1/18                                                      93,730
                   Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
           80,000    Series 1996, 5.25%, 11/15/25                                                                81,682
           50,000    Series 1997, 5.00%, 11/15/22                                                                50,830
           40,000  Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23                      41,475
                   Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):
          265,000    5.44% effective yield, 10/1/33                                                              62,712
          100,000    4.79% effective yield, 10/1/35                                                              93,768
           20,000  Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22                           20,224
           60,000  Orlando & Orange Co. Expwy. Auth. Rev. Junior Lien Series 1998 (FGIC insured),
                     5.00%, 7/1/28                                                                               61,327
           90,000  Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.) (FSA
                     insured), 5.25%, 8/1/18                                                                     90,097
           45,000  Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA
                     insured), 4.50%, 10/1/14                                                                    45,615
           55,000  Pinellas Co. Swr. Rev. Ref. Series 1998 (FGIC Insured), 5.00%, 10/1/24                        56,518
                   Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
           45,000    (FSA insured), 5.00%, 9/1/16                                                                45,131
          150,000    (MBIA-IBC insured), 5.00%, 9/1/16                                                          150,345
           25,000  South Fork Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Memorial Hosp. Proj.),
                     5.375%, 7/1/22                                                                              25,740
          170,000  Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured),
                     5.00%, 11/1/21                                                                              75,041
                                                                                                      -----------------
                                                                                                              1,645,400
                                                                                                      -----------------

-----------------------------------------------------------------------------------------------------------------------
     QUANTITY/PAR (NAME OF ISSUER                                                                      MARKET VALUE (1)
-----------------------------------------------------------------------------------------------------------------------
   MULTIFAMILY MORTGAGE (15.7%)
          100,000  Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac
                     Pointe Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                    102,130
          100,000  Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.),
                     4.50%, 7/1/15                                                                              101,519
           45,000  Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill,
                     and Village Square Apts. Proj.), 4.75%, 6/1/13 43,905 45,000 Collier Co. HFA
                     Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%,
                     8/15/15                                                                                     46,766
           20,000  Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons
                     Proj.) (FHA insured), 5.88%, 7/15/24                                                        20,616
          120,000  Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.),
                     4.625%, 7/1/09                                                                             118,813
                1  Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                     5.625%, 11/15/20                                                                                 1
          150,000  Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.),
                     5.125%, 12/1/22                                                                            151,797
                                                                                                      -----------------
                                                                                                                585,547
                                                                                                      -----------------
   UTILITY (1.3%)
           50,000  Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John's River
                     Proj.), 4.90%, 10/1/08                                                                      50,144
                                                                                                      -----------------

   OTHER REVENUE BONDS (17.7%)
          100,000  Arbor Greene Cmnty. Dev. Dist. Special Assessment Rev. Ref. Series 2006, 5.00%,
                     5/1/19                                                                                     105,076
           80,000  Belmont Cmnty. Dev. Dist. Impt. Rev. Series 2006-B, 5.125%, 11/1/14                           80,895
            5,000  Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08                             5,002
          100,000  Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13                     104,300
          100,000  Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11                        99,646
          100,000  Heritage Isle At Viera Cmnty. Dev. Dist. Spl. Assessment Series 2006, 5.00%,
                     11/1/13                                                                                     99,234
            5,000  Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08                      5,023
           10,000  Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11                            10,000
          100,000  Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.10%, 5/1/11                 100,611
           50,000  West Villages Impt. Dist. Rev. Special Assessment Series 2006, 5.50%, 5/1/37                  50,362
                                                                                                      -----------------
                                                                                                                660,149
                                                                                                      -----------------

Total municipal bonds (cost: $3,559,043)                                                                      3,572,681
                                                                                                      -----------------

Total investments in securities (cost: $3,559,043)                                                    $       3,572,681
                                                                                                      -----------------

Other Assets and Liabilities, Net (+4.1%)                                                                       153,126

                                                                                                      -----------------
Total Net Assets                                                                                      $       3,725,807
                                                                                                      =================


                                                                                                      -----------------
Aggregate Cost                                                                                                3,559,043
                                                                                                      -----------------

Gross Unrealized Appreciation                                                                                    21,709
Gross Unrealized Depreciation                                                                                    (8,071)
                                                                                                      -----------------
Net Unrealized Appreciation(Depreciation)                                                                        13,638
                                                                                                      =================

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 30, 2006

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    February 13, 2007